Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000143970 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143970 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143970 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143970 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143970 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143970 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000143970 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143970 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000143970 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143970 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000143971 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143971 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000143971 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143971 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143971 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143971 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000143971 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000143971 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000143971 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000143971 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000130168 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130168 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130168 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000130168 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000130168 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130168 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000130168 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130168 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130168 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000130168 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000190443 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190443 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190443 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000190443 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190443 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000190443 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000190443 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190443 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190443 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000190443 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000024613 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024613 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024613 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024613 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024613 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024613 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000024613 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024613 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024613 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000024613 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.10%